Goldman Sachs Nasdaq-100 Premium Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goldman Sachs Nasdaq-100 Premium Income ETF | Goldman Sachs Nasdaq-100 Premium Income ETF
Prospectus [Line Items]
Annual Return [Percent]	19.83%	23.08%